Filed Pursuant to Rule 497
File Nos. 333-152915 and 811-22227

IndexIQ ETF Trust
(the “Trust”)

Supplement dated May 26, 2011
to the Prospectus dated May 23, 2011

The following information supplements the information found in the Prospectus for the Trust’s funds discussed below.

The following funds will be available for investment on the dates indicated below:

Fund Name	Date
IQ Japan Mid Cap ETF	June 2, 2011
IQ U.S. Real Estate Small Cap ETF	June 14, 2011

The following funds are not available for investment:

IQ Mexico Small Cap ETF
IQ Asian Tigers ETF
IQ Asian Tigers Consumer ETF
IQ Asian Tigers Small Cap ETF
IQ Asia Pacific ex-Japan Small Cap ETF
IQ Australia Mid Cap ETF
IQ Canada Mid Cap ETF
IQ Emerging Markets Mid Cap ETF
IQ Global Precious Metals Small Cap ETF

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

     Supplement dated May 26, 2011
to the Statement of Additional Information dated May 23, 2011

The following information supplements the information found in the Statement of Additional Information for the Trust’s funds discussed below.

The following funds will be available for investment on the dates indicated below:

Fund Name	Date
IQ Japan Mid Cap ETF	June 2, 2011
IQ U.S. Real Estate Small Cap ETF	June 14, 2011

The following funds are not available for investment:

IQ Mexico Small Cap ETF
IQ Asian Tigers ETF
IQ Asian Tigers Consumer ETF
IQ Asian Tigers Small Cap ETF
IQ Asia Pacific ex-Japan Small Cap ETF
IQ Australia Mid Cap ETF
IQ Canada Mid Cap ETF
IQ Emerging Markets Mid Cap ETF
IQ Global Precious Metals Small Cap ETF

Investors Should Retain This Supplement for Future Reference